PROPERTY AND EQUIPMENT, NET	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
PROPERTY AND EQUIPMENT, NET
NOTE 3 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of office furniture, equipment and vehicles.  The fixed assets are depreciated using the straight-line method over their estimated useful life of 3-20 years.  Our fixed assets consist of the following:

	August 31, 2012	August 31, 2011
Furniture &office equipment	$111,582	$90,959
Vehicles	105,299	68,290
Computers & software	56,176	31,792
Field equipment	73,953	50,451
Total cost basis	347,010	241,492
Less: Accumulated depreciation	(96,101)	(23,973)
Property and equipment, net	$250,909	$217,519

Depreciation expense for the years ending August 31, 2012 and 2011 was $84,838 and $19,996, respectively.